Statement of Changes in Stockholders' Equity (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jun. 30, 2020		$ 3,942	$ 2,965,319	$ (2,969,261)
Shares, Outstanding, Beginning Balance at Jun. 30, 2020		394,157,245
Net loss	$ 0	$ 0	0	0	0
Ending balance, value at Sep. 30, 2020		$ 3,942	2,965,319	(2,969,261)
Shares, Outstanding, Ending Balance at Sep. 30, 2020		394,157,245
Beginning balance, value at Jun. 30, 2020		$ 3,942	2,965,319	(2,969,261)
Shares, Outstanding, Beginning Balance at Jun. 30, 2020		394,157,245
Net loss					0
Ending balance, value at Dec. 31, 2020		$ 3,942	2,965,319	(2,969,261)
Shares, Outstanding, Ending Balance at Dec. 31, 2020		394,157,245
Beginning balance, value at Sep. 30, 2020		$ 3,942	2,965,319	(2,969,261)
Shares, Outstanding, Beginning Balance at Sep. 30, 2020		394,157,245
Net loss	$ 0	$ 0	0	0	0
Ending balance, value at Dec. 31, 2020		$ 3,942	2,965,319	(2,969,261)
Shares, Outstanding, Ending Balance at Dec. 31, 2020		394,157,245
Beginning balance, value at Jun. 30, 2021	$ 2	$ 3,942	3,469,317	(3,491,288)	(18,027)
Shares, Outstanding, Beginning Balance at Jun. 30, 2021		394,157,245
Net loss	0	$ 0	0	(28,203)	(28,203)
Ending balance, value at Sep. 30, 2021	2	$ 3,942	3,469,317	(3,519,491)	(46,230)
Shares, Outstanding, Ending Balance at Sep. 30, 2021		394,157,245
Beginning balance, value at Jun. 30, 2021	2	$ 3,942	3,469,317	(3,491,288)	(18,027)
Shares, Outstanding, Beginning Balance at Jun. 30, 2021		394,157,245
Net loss					(37,947)
Ending balance, value at Dec. 31, 2021	2	$ 3,942	3,469,317	(3,529,235)	(55,973)
Shares, Outstanding, Ending Balance at Dec. 31, 2021		394,157,245
Beginning balance, value at Sep. 30, 2021	2	$ 3,942	3,469,317	(3,519,491)	(46,230)
Shares, Outstanding, Beginning Balance at Sep. 30, 2021		394,157,245
Net loss	0	$ 0	0	(9,744)	(9,744)
Ending balance, value at Dec. 31, 2021	$ 2	$ 3,942	$ 3,469,317	$ (3,529,235)	$ (55,973)
Shares, Outstanding, Ending Balance at Dec. 31, 2021		394,157,245